Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of asset retirement obligation
Asset retirement obligation at beginning of period	$ 4,455	$ 2,031
Liabilities incurred	688	46
Liabilities settled	(14)	(276)
Accretion expense	882	376
Correction of prior year error	2,660
Revisions in estimated liabilities	1,766
Asset retirement obligation at end of period	20,611	4,455
Less: current portion	(495)	0
Asset retirement obligation at end of period	20,116	4,455
Triad Hunter [Member]
Summary of asset retirement obligation
Assumed in acquisition		2,261
PostRock [Member]
Summary of asset retirement obligation
Assumed in acquisition		17
NGAS [Member]
Summary of asset retirement obligation
Assumed in acquisition	8,678
NuLoch [Member]
Summary of asset retirement obligation
Assumed in acquisition	$ 1,496